Income Tax Expense Income Tax Expense (Deferred Tax Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Environmental, asset retirement obligations, and other reserves	$ 28	$ 35
Inventories	12	5
Net operating loss carry forwards	92	62
Other	61	23
Total deferred tax assets	193	125
Fixed assets	506	442
Trademarks and other intangibles	272	292
Investments in affiliates	58	85
Total deferred tax liabilities	836	819
Net deferred income tax liabilities	$ 643	$ 694